Provisions - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022
Bottom of range [member]
Disclosure of other provisions [line items]
Provision for warranty utilization period	1 year
Top of range [member]
Disclosure of other provisions [line items]
Provision for warranty utilization period	2 years